Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends [Line Items]
Total Amount														₱ 16,695	₱ 15,615	₱ 13,887
Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Total Amount	₱ 8,657
Series JJ Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date														Apr. 08, 2020	May 09, 2019	Jun. 13, 2018
Record Date														Feb. 11, 2020	May 31, 2019	Jun. 28, 2018
Payable Date														May 12, 2020	Jun. 28, 2019	Jun. 29, 2018
Per Share Amount															₱ 1.00	₱ 1.00
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Nov. 05, 2020	Aug. 06, 2020	May 07, 2020	Jan. 28, 2020	Nov. 07, 2019	Aug. 08, 2019	May 09, 2019	Jan. 29, 2019	Nov. 08, 2018	Aug. 09, 2018	May 10, 2018	Jan. 22, 2018
Record Date		Nov. 19, 2020	Aug. 20, 2020	May 21, 2020	Feb. 24, 2020	Nov. 22, 2019	Aug. 27, 2019	May 24, 2019	Feb. 22, 2019	Nov. 23, 2018	Aug. 28, 2018	May 25, 2018	Feb. 21, 2018
Payable Date		Dec. 15, 2020	Sep. 15, 2020	Jun. 15, 2020	Mar. 15, 2020	Dec. 15, 2019	Sep. 15, 2019	Jun. 15, 2019	Mar. 15, 2019	Dec. 15, 2018	Sep. 15, 2018	Jun. 15, 2018	Mar. 15, 2018
Total Amount		₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 49	₱ 49	₱ 49
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Jan. 26, 2021
Record Date	Feb. 22, 2021
Payable Date	Mar. 15, 2021
Total Amount	₱ 12
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Dec. 03, 2020	Sep. 29, 2020	Jun. 09, 2020	Mar. 05, 2020	Dec. 03, 2019	Sep. 24, 2019	Jun. 11, 2019	Mar. 07, 2019	Dec. 04, 2018	Sep. 25, 2018	Jun. 13, 2018	Mar. 08, 2018
Record Date		Dec. 18, 2020	Oct. 13, 2020	Jun. 24, 2020	Mar. 25, 2020	Dec. 18, 2019	Oct. 08, 2019	Jun. 28, 2019	Mar. 27, 2019	Dec. 19, 2018	Oct. 09, 2018	Jun. 29, 2018	Mar. 28, 2018
Payable Date		Jan. 15, 2021	Oct. 15, 2020	Jul. 15, 2020	Apr. 15, 2020	Jan. 15, 2020	Oct. 15, 2019	Jul. 15, 2019	Apr. 15, 2019	Jan. 15, 2019	Oct. 15, 2018	Jul. 15, 2018	Apr. 15, 2018
Total Amount		₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	10	10	10
Voting Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 04, 2021
Record Date	Mar. 24, 2021
Payable Date	Apr. 15, 2021
Total Amount	₱ 3
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date			Aug. 06, 2020	Mar. 05, 2020			Aug. 08, 2019	Mar. 21, 2019			Aug. 09, 2018	Mar. 27, 2018
Record Date			Aug. 20, 2020	Mar. 19, 2020			Aug. 27, 2019	Apr. 04, 2019			Aug. 28, 2018	Apr. 13, 2018
Payable Date			Sep. 04, 2020	Apr. 03, 2020			Sep. 10, 2019	Apr. 23, 2019			Sep. 11, 2018	Apr. 27, 2018
Per Share Amount			₱ 38.00	₱ 39.00			₱ 36.00	₱ 36.00			₱ 36.00	₱ 28.00
Total Amount			₱ 8,210	₱ 8,426			₱ 7,778	₱ 7,778			₱ 7,778	₱ 6,050		₱ 16,636	₱ 15,556	₱ 13,828
Common Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 04, 2021
Record Date	Mar. 18, 2021
Payable Date	Apr. 06, 2021
Per Share Amount	₱ 40.00
Total Amount	₱ 8,642
Non-Convertible Redeemable and Voting Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Total Amount	₱ 15